Issued Capital and Reserves - Additional Information (Detail) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) $ / shares shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) yr shares	Jun. 30, 2023 GBP (£) £ / shares shares	Jun. 30, 2022 GBP (£) shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Equity component (consideration received for the warrants)	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200		£ 100
Share-based payments		1,900						£ 2,400
Number of warrants issued in exchange for funds | shares			408,730
Proceeds from exercise Of warrants		100
Equity	£ 57,745	£ 57,745	£ 57,745	£ 57,745	£ 57,745	£ 57,745	£ 57,745	£ 69,585	£ 61,868	£ 88,002
Restricted stock units [Member]
Disclosure of classes of share capital [line items]
Share based compensation by share based award equity instruments other than options vesting period	3 years
Private Placement Loan Notes [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares	17,774,895	17,774,895	17,774,895	17,774,895	17,774,895	17,774,895	17,774,895	0
Share conversion price per share | (per share)				£ 0.174			£ 0.174
Number of converted loans converted to ordinary shares | shares			17,774,895
Debt instrument converted into equity carrying value	£ 3,100	£ 3,100	£ 3,100	£ 3,100	£ 3,100	£ 3,100	£ 3,100
Warrants [Member]
Disclosure of classes of share capital [line items]
Equity	£ 100	100	£ 100	£ 100	£ 100	£ 100	£ 100
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Exercise price, share options granted | £ / shares | $ / shares				£ 1.01
Expected life of share options					3.43	10
Expected volatility (%)					98.06%
2019 Equity Incentive Plan [member] | Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Weighted average share price equity instruments other than options granted | $ / shares				1.01
Risk-free interest rate equity instruments other than options					4.14%
Expected volatility percentage equity instruments other than options granted					105.60%
2019 Equity Incentive Plan [member] | Top of range [member] | Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Expected life of equity instruments other than options granted	1 year 1 month 6 days
2019 Equity Incentive Plan [member] | Bottom of range [member] | Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Expected life of equity instruments other than options granted	10 months 24 days
2019 NED Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Exercise price, share options granted | £ / shares | $ / shares				£ 0.94
Expected life of share options | yr						10
Risk-free interest rate					3.36%
Expected volatility (%)					97.94%
Novartis [member] | Amendment Agreement [Member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount		£ 300
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares	501,380	501,380	501,380	501,380	501,380	501,380	501,380